Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	£ 1,652	£ 2,687
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	77	65
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	518	1,459
Cash and cash equivalents - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets	127
Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	8	10
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	140	171
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	760	982
Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets	22
Financial assets at fair value [member] | Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Financial assets	85	75
Financial assets at fair value [member] | Financial assets available-for-sale [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	77	65
Financial assets at fair value [member] | Financial assets available-for-sale [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	8	10
Financial assets at fair value [member] | Financial assets at fair value derivative held for trading [member]
Disclosure of financial assets [line items]
Financial assets	3	3
Financial assets at fair value [member] | Financial assets at fair value derivative held for trading [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	3	3
Financial assets at fair value [member] | Financial assets derivatives in hedge relationship [member]
Disclosure of financial assets [line items]
Financial assets	137	168
Financial assets at fair value [member] | Financial assets derivatives in hedge relationship [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	137	168
Financial assets at amortised cost [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets	1,427	2,441
Financial assets at amortised cost [member] | Loans and receivables [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	518	1,459
Financial assets at amortised cost [member] | Loans and receivables [member] | Cash and cash equivalents - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets	127
Financial assets at amortised cost [member] | Loans and receivables [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	760	£ 982
Financial assets at amortised cost [member] | Loans and receivables [member] | Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets	£ 22